SHARE-BASED COMPENSATION (Details Narrative)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 02, 2022 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($) Item shares	Sep. 30, 2022 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accrued liabilities and other liabilities		$ 43,378,664		$ 43,378,664			$ 41,610,788
Total share-based compensation expense		13,564,762	$ 10,712,004	29,174,038	$ 71,015,371		85,441,869	$ 43,739,692
Ceo Award Incentive Plans [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accrual for future awards amount		4,500,000					$ 2,600,000
Weighted average term of contracts							12 months
Issuances of common stock fair value							$ 40,400,000
Remaining compensation cost							$ 31,300,000
Weighted-average period of remaining compensation cost							14 months
Ceo Award Incentive Plans [Member] | Two Thousand Twenty Two Psa Agreement [Member] | Vehicle Delivery Milestones [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of vehicle delivery milestone | Item							5
Ceo Award Incentive Plans [Member] | Two Thousand Twenty Two Psa Agreement [Member] | Capital Benchmark Milestones [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of common stock equal to issued and outstanding shares							1.00%
Aggregate maximum of raised in debt							$ 100,000,000
Aggregate maximum capital raised in equity							1,000,000.0
Ceo Award Incentive Plans [Member] | Two Thousand Twenty Two Psa Agreement [Member] | Capital Benchmark Milestones [Member] | Securities Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Capital raise by issuance of equity	$ 400,000,000
Financial milestone one raising capital	500,000,000
Financial milestone two raising capital	$ 600,000,000
Ceo Award Incentive Plans [Member] | Two Thousand Twenty Three Psa Agreement [Member] | Revenue Benchmark Milestones [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Revenue recognized							25,000,000
Aggregate maximum of recognized revenue							250,000,000
Ceo Award Incentive Plan 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accrual for future awards amount							8,700,000
Recognized within non-current liabilities		400,000		400,000			1,800,000
Accrual for future awards milestone amount							$ 2,200,000
Ceo Award Incentive Plan 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of common stock equal to issued and outstanding shares							1.00%
Accrual for future awards milestone amount							$ 1,700,000
Outstanding common stock							$ 100,000,000
Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation liability contract amount		100,000		100,000
Prepaid costs amount		4,300,000		$ 4,300,000
Chief Executive Officer [Member] | Minimum [Member] | Ceo Award Incentive Plans [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of awards to be issued				1.00%			1.00%
Chief Executive Officer [Member] | Maximum [Member] | Ceo Award Incentive Plans [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of awards to be issued				3.00%			3.00%
Employees And Consultants [Member] | Equity Incentives Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Remaining shares reserved for the plan | shares							42,234,250
Mr.michery [Member] | Ceo Award Incentive Plans [Member] | Two Thousand Twenty Two Psa Agreement [Member] | Vehicle Delivery Milestones [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of common stock equal to issued and outstanding shares							2.00%
Mr.michery [Member] | Ceo Award Incentive Plans [Member] | Two Thousand Twenty Two Psa Agreement [Member] | Capital Benchmark Milestones [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of common stock equal to issued and outstanding shares							2.00%
Mr.michery [Member] | Ceo Award Incentive Plans [Member] | Two Thousand Twenty Two Psa Agreement [Member] | Feature Milestone [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of common stock equal to issued and outstanding shares							5.00%
Mr.michery [Member] | Ceo Award Incentive Plans [Member] | Two Thousand Twenty Two Psa Agreement [Member] | Distribution Milestone [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of common stock equal to issued and outstanding shares							2.00%
Mr.michery [Member] | Ceo Award Incentive Plans [Member] | Two Thousand Twenty Three Psa Agreement [Member] | Revenue Benchmark Milestones [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of common stock equal to issued and outstanding shares							1.00%
Mr.michery [Member] | Ceo Award Incentive Plans [Member] | Two Thousand Twenty Three Psa Agreement [Member] | Battery Development Milestones [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of common stock equal to issued and outstanding shares							2.00%
Mr.michery [Member] | Ceo Award Incentive Plans [Member] | Two Thousand Twenty Three Psa Agreement [Member] | Jv Acquisition Milestones [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of common stock equal to issued and outstanding shares							3.00%
Mr.michery [Member] | Ceo Award Incentive Plans [Member] | Two Thousand Twenty Three Psa Agreement [Member] | Accelerated Development Milestone [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of common stock equal to issued and outstanding shares							2.00%
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expense				$ 400,000
Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expense							$ 5,000,000.0	$ 0
Share-Based Payment Arrangement, Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation liability contract amount		75,000		75,000			75,000
Accrued liabilities and other liabilities		$ 200,000		$ 200,000
Remaining shares reserved for the plan | shares		88,290		88,290
Total share-based compensation expense						$ 5,800,000	6,000,000.0
Unrecognized compensation costs							$ 200,000
Share-Based Payment Arrangement, Employee [Member] | Ceo Award Incentive Plans [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued during the period | shares							16,689
Share Based Payment Arrangement Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Prepaid costs amount							$ 5,100,000
Weighted-average period cost expected to be recognized							6 months